FINANCIAL RISK MANAGEMENT OBJECTIVES - Commodity Price Sensitivity (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
32% increase in commodity price
Disclosure of nature and extent of risks arising from financial instruments [Line Items]
Change in year-end price	32.00%
Effect on profit before tax	$ 9,322
32% decrease in commodity price
Disclosure of nature and extent of risks arising from financial instruments [Line Items]
Change in year-end price	(32.00%)
Effect on profit before tax	$ (9,322)
6% increase in commodity price
Disclosure of nature and extent of risks arising from financial instruments [Line Items]
Change in year-end price		6.00%
Effect on profit before tax		$ 1,826
6% decrease in commodity price
Disclosure of nature and extent of risks arising from financial instruments [Line Items]
Change in year-end price		(6.00%)
Effect on profit before tax		$ (1,826)